Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Leases [Line Items]
Lease liability and right-of-use asset	$ 316
Contructual term	7 years
Right-of-use asset	$ 243
Lease payments	4,823	$ 4,151
Information Regarding Material Lease Agreements [Member]
Leases [Line Items]
Right-of-use asset	$ 613
Ness- Ziona [Member]
Leases [Line Items]
Contructual term	5 years
Formatec holding [Member]
Leases [Line Items]
Lease liability and right-of-use asset		$ 627